Investments and Equity Method Investments - Additional Information (Details) - shares	Dec. 31, 2021	Dec. 31, 2020
Net Investment Income [Line Items]
Common stock shares issued	1,690,990,815	1,289,014,925
Synlogic [Member]
Net Investment Income [Line Items]
Common stock shares issued	6,340,771	6,340,771
Shares purchased	2,548,117